Note 11 - Commitments, Guarantees and Contingencies (Details) - Recorded and Unrecorded Contractual Obligations (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Recorded contractual obligations:
Recorded contractual obligations	$ 5,329
Recorded contractual obligations, 2014	1,246
Recorded contractual obligations, 2015	282
Recorded contractual obligations, 2016	625
Recorded contractual obligations, 2017	70
Recorded contractual obligations, 2018	218
Recorded contractual obligations, 2019 & thereafter	2,888
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	5,451	[1],[2]
Unrecorded contractual obligations and commitments, 2014	982	[1],[2]
Unrecorded contractual obligations and commitments, 2015	716	[1],[2]
Unrecorded contractual obligations and commitments, 2016	490	[1],[2]
Unrecorded contractual obligations and commitments, 2017	308	[1],[2]
Unrecorded contractual obligations and commitments, 2018	264	[1],[2]
Unrecorded contractual obligations and commitments, 2019 & thereafter	2,691	[1],[2]
Long-term Debt [Member]
Recorded contractual obligations:
Recorded contractual obligations	3,706	[3]
Recorded contractual obligations, 2014		[3]
Recorded contractual obligations, 2015	200	[3]
Recorded contractual obligations, 2016	545	[3]
Recorded contractual obligations, 2017	22	[3]
Recorded contractual obligations, 2018	155	[3]
Recorded contractual obligations, 2019 & thereafter	2,784	[3]
Short-term Debt [Member]
Recorded contractual obligations:
Recorded contractual obligations	1,171
Recorded contractual obligations, 2014	1,171
Environmental Remediation Liabilities [Member]
Recorded contractual obligations:
Recorded contractual obligations	447	[4]
Recorded contractual obligations, 2014	70	[4]
Recorded contractual obligations, 2015	82	[4]
Recorded contractual obligations, 2016	80	[4]
Recorded contractual obligations, 2017	48	[4]
Recorded contractual obligations, 2018	63	[4]
Recorded contractual obligations, 2019 & thereafter	104	[4]
Pipeline Replacement Program Costs [Member]
Recorded contractual obligations:
Recorded contractual obligations	5	[4]
Recorded contractual obligations, 2014	5	[4]
Recorded contractual obligations, 2015		[4]
Recorded contractual obligations, 2016		[4]
Recorded contractual obligations, 2017		[4]
Recorded contractual obligations, 2018		[4]
Recorded contractual obligations, 2019 & thereafter		[4]
Pipeline Charges, Storage Capacity and Gas Supply [Member]
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	2,298	[1],[2],[5]
Unrecorded contractual obligations and commitments, 2014	733	[1],[2],[5]
Unrecorded contractual obligations and commitments, 2015	507	[1],[2],[5]
Unrecorded contractual obligations and commitments, 2016	299	[1],[2],[5]
Unrecorded contractual obligations and commitments, 2017	138	[1],[2],[5]
Unrecorded contractual obligations and commitments, 2018	102	[1],[2],[5]
Unrecorded contractual obligations and commitments, 2019 & thereafter	519	[1],[2],[5]
Interest Charges [Member]
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	2,899	[1],[2],[6]
Unrecorded contractual obligations and commitments, 2014	185	[1],[2],[6]
Unrecorded contractual obligations and commitments, 2015	175	[1],[2],[6]
Unrecorded contractual obligations and commitments, 2016	161	[1],[2],[6]
Unrecorded contractual obligations and commitments, 2017	147	[1],[2],[6]
Unrecorded contractual obligations and commitments, 2018	145	[1],[2],[6]
Unrecorded contractual obligations and commitments, 2019 & thereafter	2,086	[1],[2],[6]
Operating Leases [Member]
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	203	[1],[2],[7]
Unrecorded contractual obligations and commitments, 2014	28	[1],[2],[7]
Unrecorded contractual obligations and commitments, 2015	27	[1],[2],[7]
Unrecorded contractual obligations and commitments, 2016	24	[1],[2],[7]
Unrecorded contractual obligations and commitments, 2017	21	[1],[2],[7]
Unrecorded contractual obligations and commitments, 2018	17	[1],[2],[7]
Unrecorded contractual obligations and commitments, 2019 & thereafter	86	[1],[2],[7]
Asset Management Agreements [Member]
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	19	[1],[2],[8]
Unrecorded contractual obligations and commitments, 2014	8	[1],[2],[8]
Unrecorded contractual obligations and commitments, 2015	5	[1],[2],[8]
Unrecorded contractual obligations and commitments, 2016	4	[1],[2],[8]
Unrecorded contractual obligations and commitments, 2017	2	[1],[2],[8]
Unrecorded contractual obligations and commitments, 2018		[1],[2],[8]
Unrecorded contractual obligations and commitments, 2019 & thereafter		[1],[2],[8]
Standby Letters of Credit, Performance and Surety Bonds [Member]
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	27	[1],[2]
Unrecorded contractual obligations and commitments, 2014	27	[1],[2]
Unrecorded contractual obligations and commitments, 2015		[1],[2]
Unrecorded contractual obligations and commitments, 2016		[1],[2]
Unrecorded contractual obligations and commitments, 2017		[1],[2]
Unrecorded contractual obligations and commitments, 2018		[1],[2]
Unrecorded contractual obligations and commitments, 2019 & thereafter		[1],[2]
Other Obligations [Member]
Unrecorded contractual obligations and commitments(3) (8):
Unrecorded contractual obligations and commitments	5	[1],[2]
Unrecorded contractual obligations and commitments, 2014	1	[1],[2]
Unrecorded contractual obligations and commitments, 2015	2	[1],[2]
Unrecorded contractual obligations and commitments, 2016	2	[1],[2]
Unrecorded contractual obligations and commitments, 2017		[1],[2]
Unrecorded contractual obligations and commitments, 2018		[1],[2]
Unrecorded contractual obligations and commitments, 2019 & thereafter		[1],[2]

[1]	In accordance with GAAP, these items are not reflected in our Consolidated Statements of Financial Position.
[2]	We provide guarantees to certain municipalities and other agencies and certain gas suppliers of SouthStar in support of payment obligations.
[3]	Excludes the $82 million step up to fair value of first mortgage bonds, $16 million unamortized debt premium and $9 million interest rate swaps fair value adjustment.
[4]	Includes charges recoverable through base rates or rate rider mechanisms.
[5]	Includes charges recoverable through a natural gas cost recovery mechanism or alternatively billed to Marketers and demand charges associated with Sequent. The gas supply balance includes amounts for Nicor Gas and SouthStar gas commodity purchase commitments of 31 Bcf at floating gas prices calculated using forward natural gas prices as of December 31, 2013, and is valued at $136 million. As we do for other subsidiaries, we provide guarantees to certain gas suppliers for SouthStar in support of payment obligations.
[6]	Floating rate interest charges are calculated based on the interest rate as of December 31, 2013 and the maturity date of the underlying debt instrument. As of December 31, 2013, we have $52 million of accrued interest on our Consolidated Statements of Financial Position that will be paid in 2014.
[7]	We have certain operating leases with provisions for step rent or escalation payments and certain lease concessions. We account for these leases by recognizing the future minimum lease payments on a straight-line basis over the respective minimum lease terms, in accordance with GAAP. However, this lease accounting treatment does not affect the future annual operating lease cash obligations as shown herein. Our operating leases are primarily for real estate.
[8]	Represent fixed-fee minimum payments for Sequent's affiliated asset management agreements.